SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
ACCOUNTING POLICY
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. They review adjusted EBITDA as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources, as they believe adjusted EBITDA reflects segment and consolidated profitability. Adjusted EBITDA is defined as income before depreciation and amortization; (gain) loss on disposition of property, plant and equipment; restructuring, acquisition and other; finance costs; other expense (income); and income tax expense.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.

JUDGMENTS
We make significant judgments in determining our operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by our chief operating decision maker to make decisions about resources to be allocated and assess component performance, and for which discrete financial information is available.

REPORTABLE SEGMENTS
Our reportable segments are Wireless, Cable, and Media (see note 1). All three segments operate substantially in Canada. Corporate items and eliminations include our interests in businesses that are not reportable operating segments, corporate administrative functions, and eliminations of inter-segment revenue and costs. Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
INFORMATION BY SEGMENT

Year ended December 31, 2023	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	6	10,222	7,005	2,335	(254)	19,308
Operating costs	7	5,236	3,231	2,258	2	10,727

Adjusted EBITDA		4,986	3,774	77	(256)	8,581

Depreciation and amortization	8, 9, 10					4,121
Restructuring, acquisition and other	11					685
Finance costs	12					2,047
Other expense	13					362

Income before income tax expense						1,366

Capital expenditures	8	1,625	1,865	250	194	3,934
Goodwill	10	1,634	13,677	969	—	16,280
Total assets		28,613	34,099	2,896	3,674	69,282

Year ended December 31, 2022	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	6	9,197	4,071	2,277	(149)	15,396
Operating costs	7	4,728	2,013	2,208	54	9,003

Adjusted EBITDA		4,469	2,058	69	(203)	6,393

Depreciation and amortization	8, 9, 10					2,576
Restructuring, acquisition and other	11					310
Finance costs	12					1,233
Other income	13					(15)

Income before income tax expense						2,289

Capital expenditures	8	1,758	1,019	142	156	3,075
Goodwill	10	1,160	1,902	969	—	4,031
Total assets		26,298	8,040	2,693	18,624	55,655